Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021 $ / shares shares	Jul. 31, 2019 USD ($) shares	May 31, 2019 USD ($) shares	Dec. 31, 2023 USD ($)	Jul. 31, 2019 kr / shares
Equity (Details) [Line Items]
Number of common shares (in Shares) | shares	8,000,000		314,650
Private offering amount			$ 928	$ 9,200
Public offering price per share | $ / shares	$ 8
Amount of net proceed				$ 7,964
Underwritten public offering shares (in Shares) | shares	1,000,000
Changes in equity description				The Company granted A.G.P./Alliance Global Partners, the underwriter, a 30-day option to purchase up to 150,000 additional ADSs to cover over-allotments, at the public offering price, less the underwriting discounts and commissions. AGP exercised its option in full on July 1, 2021. The closing of all 1,150,000 ADSs, representing 9,200,000 common shares, occurred simultaneously.
Public Offering [Member]
Equity (Details) [Line Items]
Number of common shares (in Shares) | shares		6,355,594
Private offering amount		$ 12,928
Public offering price per share | kr / shares					kr 19
Amount of net proceed		$ 11,949